Note 13 - Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2022
Notes Tables
Fair Value, by Balance Sheet Grouping [Table Text Block]
	March 31, 2022
	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$48,610	$48,610	$48,610	$-	$-
Restricted cash	18,036	18,036	18,036	-	-
Restricted investments	166,560	165,526	165,526	-	-
	$233,206	$232,172	$232,172	$-	$-

Liabilities
Bonds payable	$160,756	$161,892	$-	$161,892	$-
Warrants liability	21,924	21,924	10,267	11,657	-
	$182,680	$183,816	$10,267	$173,549	$-
	December 31, 2021
	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$6,805	$6,805	$6,805	$-	$-
Restricted cash	197,130	197,130	197,130	-	-
Restricted investments	-	-	-	-	-
	$203,935	$203,935	$203,935	$-	$-

Liabilities
Bonds payable	$160,679	$173,093	$-	$173,093	$-
Warrants liability	-	-	-	-	-
	$160,679	$173,093	$-	$173,093	$-